CRITICAL ACCOUNTING POLICIES AND ESTIMATES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 ARS ($)
Rest of PPE, Intangibles and Goodwill
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	$ 0